INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of inventories

	12.31.19	12.31.18
Materials for resale	539,822	413,843
Materials for consumption	41,584	61,819
Other inventories	24,115	30,013
Gross total	605,521	505,675
Estimated losses from impairment or obsolescence	(27,518)	(43,622)
Total	578,003	462,053